Intangible Assets, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
Intangible Assets Disclosure [Line Items]
Amortization expense related to intangible assets	$ 0	$ 7	$ 6	$ 22	$ 25	$ 0